Segments - Reconciliation of Segment Reporting to Consolidated (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Sales to external customers	$ 1,122,401	$ 1,305,493	$ 1,340,935	$ 1,359,132	$ 1,245,111	$ 1,308,959	$ 1,361,759	$ 1,391,585	$ 5,127,961	$ 5,307,414	$ 5,451,909
Equity in earnings (losses) of unconsolidated affiliates	18,154	9,267	5,378	14,950	12,195	15,215	8,929	2,799	47,749	39,138	27,140
EBITDA									324,197	360,523	350,974
Investment in unconsolidated affiliates	167,658				155,887				167,658	155,887	140,304
Depreciation and amortization									103,706	95,196	85,604
Operating Segments [Member] | Performance Materials, Latex [Member]
Segment Reporting Information [Line Items]
Sales to external customers									1,261,137	1,341,424	1,545,064
EBITDA									93,962	95,398	125,473
Depreciation and amortization									26,954	26,092	27,037
Operating Segments [Member] | Performance Materials, Synthetic Rubber [Member]
Segment Reporting Information [Line Items]
Sales to external customers									633,983	622,059	701,962
EBITDA									136,985	113,459	111,051
Depreciation and amortization									32,900	28,937	18,080
Operating Segments [Member] | Performance Materials, Performance Plastics [Member]
Segment Reporting Information [Line Items]
Sales to external customers									821,053	807,578	839,243
EBITDA									69,350	61,703	69,538
Depreciation and amortization									5,602	5,009	5,342
Operating Segments [Member] | Basic Plastics & Feedstocks [Member]
Segment Reporting Information [Line Items]
Sales to external customers									2,411,788	2,536,353	2,365,640
Equity in earnings (losses) of unconsolidated affiliates									47,749	39,138	27,140
EBITDA									23,900	89,963	44,912
Investment in unconsolidated affiliates	167,658				155,887				167,658	155,887	140,304
Depreciation and amortization									34,205	31,322	32,212
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									$ 4,045	$ 3,836	$ 2,933